LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 329,595	$ 402,416	$ 538,427
Operating lease commitments	$ 0	$ 0